Condensed Unaudited Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Income (loss) for the period	$ 3,281,362	$ (2,616,215)	$ (17,348,503)	$ (5,020,189)
Adjustments for:
Amortization	261,298	77,386	529,980	128,415
Stock-based compensation expense	551,035	1,094,181	2,551,027	1,884,415
Share-based payment expense	171,101	622,877	245,942	622,877
Interest on lease liability	32,730		68,185
Changes in fair value of derivative liability	(8,546,219)	(1,860,027)	5,520,391	(3,026,054)
Deferred income tax recovery	(6,419)		(49,175)
Changes in non-cash working capital items:
Receivables	(583,576)	(287,506)	(514,484)	(384,038)
Prepaid expenses	(2,922,683)	44,058	(4,810,789)	157,330
Inventory	(200,494)	(16,425)	(642,182)	(41,615)
Trade payables and accrued liabilities	(307,901)	(10,156)	(485,061)	442,390
Customer deposits and construction contract liability	29,710	2,930	55,734	(36,297)
Net cash flows used in operating activities	(8,240,056)	(2,948,897)	(14,878,935)	(5,272,766)
Investing activities
Restricted cash	740	(1,092)	1,631	(108,995)
Expenditures on plant and equipment	(1,093,016)	(1,677,971)	(1,268,815)	(2,853,874)
Proceeds from intangible assets			8,042
Net cash flows used in investing activities	(1,092,276)	(1,679,063)	(1,259,142)	(2,962,869)
Financing activities
Repayment of bank loan				(123,637)
Repayment of shareholder loan	(1,038)	(1,038)	(2,077)	(2,077)
Repayment of promissory note				(1,500,000)
Repayment of leases	(165,945)		(367,832)
Proceeds on issuance of common shares - net of issue costs	(10,425)	3,002,986	14,714,796	5,485,668
Proceeds from issuance of common shares for options exercised	35,008		35,008
Proceeds from issuance of common shares for warrants exercised	145,153		4,195,286
Net cash flows from financing activities	2,753	3,001,948	18,575,181	3,859,954
Increase (decrease) in cash and cash equivalents	(9,329,579)	(1,626,012)	2,437,104	(4,375,681)
Effect of exchange rate changes on cash and cash equivalents	21,904		24,587
Cash and cash equivalents, beginning	30,696,299	5,861,327	18,926,933	8,610,996
Cash and cash equivalents, ending	21,388,624	4,235,315	21,388,624	4,235,315
Supplemental schedule of non-cash investing and financing activities
Purchase of PP&E in accounts payable	1,793	566,122	1,793	566,122
Right-of-use assets obtained in exchange for lease liability			2,106,966
Shares issued for services	$ 171,101	$ 622,877	$ 245,942	$ 622,877